Accounting policies and determination criteria (Details 1)	Dec. 31, 2023
Accounting Policies And Determination Criteria
Up to 3 months	0.90%
From 3 to 12 months	3.00%
From 1 year to 3 years	3.00%
From 3 years to 5 years	4.00%
Over 5 years	4.00%